Net (recoveries) charges related to Ukraine Conflict - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended				42 Months Ended
	Jun. 30, 2026 USD ($) aircraft	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) aircraft	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2026 USD ($) aircraft
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (28,380)	$ (972,822)	$ (28,380)	$ (972,822)				$ 2,700,000
Number of aircrafts lost | aircraft	2		2						2
Ukraine
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict					$ (1,500,000)	$ (195,000)	$ (1,300,000)		$ (3,000,000)
Insurance proceeds
Unusual or Infrequent Item, or Both [Line Items]
Net charges (recoveries) related to Ukraine conflict	$ (28,000)	$ (973,000)	$ (28,000)	$ (973,000)				$ 3,200,000